Insurance business - (D) Reconciliation of insurance balances for liability for remaining coverage and liability for incurred claims (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Net liability at 1 January	£ (127,355)
Net liability at 31 December	(135,205)	£ (127,355)
Life
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Net liability at 1 January	(126,968)	(119,783)
Contracts under the fair value transition approach	1,651	1,498
Other contracts	1,035	1,138
Insurance revenue	2,686	2,636
Insurance service expenses	(1,950)	(2,159)
Insurance service result	736	477
Net finance expense from insurance and participating investment contracts	(15,337)	(10,381)
Exchange differences	(84)	80
Total change in profit or loss	(14,685)	(9,824)
Investment components	0	0
Premiums received	(10,618)	(10,679)
Claims and other insurance service expenses paid	12,240	13,063
Insurance acquisition cash flows	306	265
Cash flows	1,928	2,649
Derecognition Consideration	4,932	0
Transfer to other items in the balance sheet	0	(10)
Net liability at 31 December	(134,793)	(126,968)	£ (119,783)
Losses and reversal of losses on onerous insurance contracts	84	72
Amortisation of insurance acquisition cash flows	117	105	88
Life | Excluding loss component £m
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Net liability at 1 January	(125,854)	(118,724)
Contracts under the fair value transition approach	1,651	1,498
Other contracts	1,035	1,138
Insurance revenue	2,686	2,636
Insurance service expenses	(120)	(105)
Insurance service result	2,566	2,531
Net finance expense from insurance and participating investment contracts	(15,313)	(10,371)
Exchange differences	(84)	80
Total change in profit or loss	(12,831)	(7,760)
Investment components	10,411	10,205
Premiums received	(10,618)	(10,679)
Claims and other insurance service expenses paid	0	849
Insurance acquisition cash flows	306	265
Cash flows	(10,312)	(9,565)
Derecognition Consideration	4,932	0
Transfer to other items in the balance sheet	0	(10)
Net liability at 31 December	(133,654)	(125,854)	(118,724)
Life | Loss component £m
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Net liability at 1 January	(515)	(466)
Contracts under the fair value transition approach	0	0
Other contracts	0	0
Insurance revenue	0	0
Insurance service expenses	(40)	(44)
Insurance service result	(40)	(44)
Net finance expense from insurance and participating investment contracts	(19)	(5)
Exchange differences	0	0
Total change in profit or loss	(59)	(49)
Investment components	0	0
Premiums received	0	0
Claims and other insurance service expenses paid	0	0
Insurance acquisition cash flows	0	0
Cash flows	0	0
Derecognition Consideration	0	0
Transfer to other items in the balance sheet	0	0
Net liability at 31 December	(574)	(515)	(466)
Life | Liability for incurred claims £m
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Net liability at 1 January	(599)	(593)
Contracts under the fair value transition approach	0	0
Other contracts	0	0
Insurance revenue	0	0
Insurance service expenses	(1,790)	(2,010)
Insurance service result	(1,790)	(2,010)
Net finance expense from insurance and participating investment contracts	(5)	(5)
Exchange differences	0	0
Total change in profit or loss	(1,795)	(2,015)
Investment components	(10,411)	(10,205)
Premiums received	0	0
Claims and other insurance service expenses paid	12,240	12,214
Insurance acquisition cash flows	0	0
Cash flows	12,240	12,214
Derecognition Consideration	0	0
Transfer to other items in the balance sheet	0	0
Net liability at 31 December	(565)	(599)	(593)
Non-life
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Net liability at 1 January	(387)	(364)
Contracts under the fair value transition approach	0	0
Other contracts	752	655
Insurance revenue	752	655
Insurance service expenses	(593)	(565)
Insurance service result	159	90
Net finance expense from insurance and participating investment contracts	(14)	(7)
Total change in profit or loss	145	83
Premiums received	(744)	(659)
Claims and other insurance service expenses paid	540	524
Insurance acquisition cash flows	34	29
Cash flows	(170)	(106)
Net liability at 31 December	(412)	(387)	(364)
Losses and reversal of losses on onerous insurance contracts	0
Amortisation of insurance acquisition cash flows	31	32
Non-life | Excluding loss component £m
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Net liability at 1 January	(32)	(25)
Contracts under the fair value transition approach	0	0
Other contracts	752	655
Insurance revenue	752	655
Insurance service expenses	(31)	(32)
Insurance service result	721	623
Net finance expense from insurance and participating investment contracts	0	0
Total change in profit or loss	721	623
Premiums received	(744)	(659)
Claims and other insurance service expenses paid	0	0
Insurance acquisition cash flows	34	29
Cash flows	(710)	(630)
Net liability at 31 December	(21)	(32)	(25)
Non-life | Loss component £m
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Net liability at 1 January	0	0
Contracts under the fair value transition approach	0	0
Other contracts	0	0
Insurance revenue	0	0
Insurance service expenses	0	0
Insurance service result	0	0
Net finance expense from insurance and participating investment contracts	0	0
Total change in profit or loss	0	0
Premiums received	0	0
Claims and other insurance service expenses paid	0	0
Insurance acquisition cash flows	0	0
Cash flows	0	0
Net liability at 31 December	0	0	0
Non-life | Liability for incurred claims £m
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Net liability at 1 January	(355)	(339)
Contracts under the fair value transition approach	0	0
Other contracts	0	0
Insurance revenue	0	0
Insurance service expenses	(562)	(533)
Insurance service result	(562)	(533)
Net finance expense from insurance and participating investment contracts	(14)	(7)
Total change in profit or loss	(576)	(540)
Premiums received	0	0
Claims and other insurance service expenses paid	540	524
Insurance acquisition cash flows	0	0
Cash flows	540	524
Net liability at 31 December	£ (391)	£ (355)	£ (339)